Note 14 - Earnings (loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
Net (loss) income	$(189,112)	$(63,984)	$1,408
Net (loss) income available to common shareholders	$(189,112)	$(63,984)	$1,408

Weighted average common shares outstanding, basic	6,304,679	16,989,585	17,061,530

Weighted average common shares outstanding, diluted	6,304,679	16,989,585	17,111,530

(Loss) / income per common share, basic and diluted	$(30.00)	$(3.77)	$0.08